CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,085,236	$ 156,306	¥ 2,101,217
Restricted cash	124,561	17,941	338,997
Short-term investments	3,603,497	519,012	1,226,415
Accounts receivable, net	220,336	31,735	113,252
Amounts due from related parties	390,330	56,219	60,004
Prepayments and other current assets	1,632,329	235,104	1,285,607
Yield enhancement products and accrued interest	449,528	64,745	413,861
Total current assets	7,505,817	1,081,062	5,539,353
Non-current assets
Long term investments	58,764	8,464	0
Property and equipment, net	177,817	25,611	145,190
Intangible assets, net	592,267	85,304	715,548
Goodwill	147,639	21,264	136,569
Yield enhancement products over one year and accrued interest	562,643	81,037	300,267
Other non-current assets	46,468	6,693	349,214
Long-term amounts due from related parties	64,902	9,348	0
Total non-current assets	1,650,500	237,721	1,646,788
Total assets	9,156,317	1,318,783	7,186,141
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB3,325,804 and RMB4,342,344, as of December 31, 2015 and December 31, 2016, respectively):
Accounts payable	879,383	126,657	767,307
Amounts due to related parties	32,526	4,685	28,762
Salary and welfare payable	192,455	27,719	147,389
Taxes payable	11,619	1,673	8,429
Advances from customers	1,951,764	281,112	1,223,313
Accrued expenses and other current liabilities	589,288	84,876	1,026,282
Amounts due to the individual investors of yield enhancement products and accrued interests	871,914	125,582	589,151
Total current liabilities	4,528,949	652,304	3,790,633
Non-current liabilities
Deferred tax liabilities	23,456	3,378	24,415
Other non-current liabilities	31,472	4,533	33,370
Total non-current liabilities	54,928	7,911	57,785
Total liabilities	4,583,877	660,215	3,848,418
Commitments and contingencies (Note 19)
Redeemable noncontrolling interests	90,072	12,973	0
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2015 and 2016; 286,970,892 shares (including 269,597,392 Class A shares and 17,373,500 Class B shares) and 379,470,757 shares (including 362,097,257 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2015 and 2016, respectively)	242	35	181
Less: Treasury stock	(19,708)	(2,839)	0
Additional paid-in capital	8,855,991	1,275,528	5,482,637
Accumulated other comprehensive income	400,925	57,745	167,025
Accumulated deficit	(4,755,514)	(684,936)	(2,328,423)
Total Tuniu Corporation shareholders' equity	4,481,936	645,533	3,321,420
Noncontrolling interests	432	62	16,303
Total equity	4,482,368	645,595	3,337,723
Total liabilities, redeemable noncontrolling interests and equity	¥ 9,156,317	$ 1,318,783	¥ 7,186,141